Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (12,564)	$ (7,472)	$ (5,883)
Adjustments to the profit or loss items:
Depreciation and amortization	234	482	538
Impairment of an intangible asset	115	1,344	1,042
Cost of share-based payment	867	569	196
Impairment of loan (see note 8c)	5,973
Subsidiaries’ cost of share-based payment (see note 25)	321
Finance income, net	(1,998)	(897)	(2,205)
Equity losses	500	429	210
Deemed stock exchange listing expense	1,410
Gain on sale of an associate accounted for under the equity method	(2,231)
Losses from remeasurement of investment in financial assets	1,791	305	1,048
Total adjustments to the profit or loss	6,982	2,232	829
Working capital adjustments:
Decrease in trade receivables		12	55
Decrease (increase) in other accounts receivable	790	(535)	(409)
Decrease (increase) in inventory	38	629	(74)
Increase (decrease) in trade payables	(164)	25	(397)
Increase (decrease) in other payables	55	20	(8)
Increase (decrease) in related parties	726	(15)
Working capital	1,445	136	(833)
Net cash used in operating activities	(4,137)	(5,104)	(5,887)
Cash flows from investing activities:
Withdrawal of (investment in) restricted bank deposits		45	(5)
Withdrawal of (investment in) short-term bank deposits		3,000	(3,000)
Sale of property and equipment		8
Investment in an associate accounted for under the equity method	(100)	(600)	(400)
Loan to related parties	(2,000)	(4,078)
Investments in financial assets			(689)
Proceeds from sale of an affiliate accounted for under the equity method (see note 7)	700
Net cash used in investing activities	(1,400)	(1,625)	(4,094)
Cash flows from financing activities:
Proceeds from issuance of share capital (net of issuance expenses)	2,262	6,255	5,552
Proceeds from exercise of warrants	1,121
Sale of non-controlling interest in a subsidiary			2,985
Repayment of loans	192
Receipt of loans	356
Proceeds from deemed issuance of shares by a subsidiary (see (b) below)	710
Proceeds from issuance of convertible debentures (see note 18i)	3,990
Interest paid on lease liability	(5)	(8)	(7)
Repayment of lease liability	(38)	(54)	(47)
Net cash provided by financing activities	8,588	6,193	8,483
Increase (decrease) in cash	3,051	(536)	(1,498)
Cash at the beginning of the period	1,540	2,076	3,574
Cash at the end of the period	4,591	1,540	2,076
(a) Significant non-cash financing and investing activities:
Right-of-use asset recognized with corresponding lease liability		75	102
Investment in financial asset			288
Exchange of MitoCareX shares with Nexentis Inc. shares (see Note 7)	2,027
Conversion of convertible debentures	$ 2,212